Equity-Based Compensation - Class A Common Stock Options Activity (Details) - Class A Common Stock Options - USD ($) $ / shares in Units, $ in Millions		9 Months Ended
	Jun. 08, 2020	Sep. 30, 2020
Options
Beginning balance (in shares)		0
Effect of Reorganization Transactions and IPO (in shares)	576,708	576,708
Forfeited (in shares)		(10,120)
Ending balance (in shares)		566,588
Weighted Average Exercise Price
Beginning balance (in dollars per share)		$ 0
Effect of Reorganization Transactions and IPO (in dollars per share)		21.00
Forfeited (in dollars per share)		21.00
Ending balance (in dollars per share)		$ 21.00
Unit options outstanding, aggregate intrinsic value		$ 12.5
Unit options exercisable, aggregate intrinsic value		$ 0.0
Unit options outstanding, weighted average remaining term		9 years 8 months 12 days